Inventory	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
Inventory is valued primarily using the average-cost method. The following table summarizes the Company's inventory balances as of the dates indicated (in millions):

December 31,	2022	2021
Fuel and other raw materials	$733	$366
Spare parts and supplies	322	238
Total	$1,055	$604